Stock-based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 1,533,888	$ 82,772	$ 4,463,695	$ 604,976
Research and Development Expense [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	303,624	41,576	929,633	163,019
General and Administrative Expense [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 1,230,264	$ 41,196	$ 3,534,062	$ 441,957